ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Disclosure of detailed information about accounts receivable

As at	December 31, 2020	December 31, 2019
Trade receivables	$85	$241
Sales tax and other statutory receivables	16,284	13,568
Other receivables	2,305	2,869
	$18,674	$16,678